CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 31,109	$ 10,358
Receivables	161	236
Receivable due from related party	4,183	2,328
Prepaid expenses and deposits	347	180
Total current assets	35,800	13,102
Non-current assets
Financial assets	108,025	173,135
Interest in Joint Venture		126,264
Right-of-use asset	589
Property, plant and equipment	90	114
Total non-current assets	108,704	299,513
Total assets	144,504	312,615
Current liabilities
Accounts payable and accrued liabilities	2,234	3,473
Lease liability	83
Total current liabilities	2,317	3,473
Non-current liabilities
Long-term incentive plan liability	416	300
Lease liability	514
Total non-current liabilities	930	300
Total liabilities	3,247	3,773
Equity
Share capital	578,385	578,853
Equity reserves	50,072	49,261
Accumulated deficit	(487,200)	(319,272)
Total equity	141,257	308,842
Total liabilities and equity	$ 144,504	$ 312,615